GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                            COLI VUL-2 Series Account
                             Semi-Annual Report Form
                            N-30D File No. 333-70963,
                                    811-09201


The information required to be contained in this report for the period ending June 30, 2000 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above-referenced Registrant which incorporated herein by reference:


American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on August 31, 2000
Accession No. 0000814680-00-000010.

Dreyfus Life & Annuity Index Fund, Inc.
File No. 811-05719
Form N-30D
Filed   via   EDGAR   and   accepted   on  August   24,   2000
Accession   No. 0000846800-00-000008

Dreyfus Variable Investment Fund
File No. 833-05125
Form N-30D
Filed via EDGAR and accepted on August 21, 2000
Accession No. 0000813383-00-000022.

Federated Insurance Series
File No. 811-08042
Form N-30D
Filed via EDGAR and accepted on August 21, 2000
Accession No. 0000912577-00-000019.

INVESCO Variable Investment Funds, Inc.
File No. 811-08038
Form N-30D
Filed via EDGAR and accepted on August 28, 2000
Accession No. 0000912744-00-000011.

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on August 23, 2000
Accession No. 0001012709-00-000754.

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on August 30, 2000
Accession No. 0000356484-00-000030.

Neuberger & Berman Asset Management Trust:  Guardian Portfolio
File No 811-04255
Form N-30D
Filed via EDGAR and accepted on August 28, 2000
Accession No. 0000912057-00-039189.

Neuberger & Berman Asset Management Trust: Mid-Cap Growth Portfolio File No 811-04255
Form N-30D
Filed via EDGAR and accepted on August 28, 2000
Accession No. 0000912057-00-039188.

Neuberger & Berman Asset Management Trust:  Partners Portfolio
File No 811-04255
Form N-30D
Filed via EDGAR and accepted on August 28, 2000
Accession No. 0000912057-00-039187.

Neuberger & Berman Asset Management Trust: Socially Responsive Portfolio File No 811-04255
Form N-30D
Filed via EDGAR and accepted on August 28, 2000
Accession No. 0000912057-00-039191.